Note 22 - Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest [Table Text Block]
	Precious metal trading services	Investment advisory services	Institutional Subscription Services	iSTAR Financial holdings brokerage services	Total
Balance as of January 1, 2011	$-	$-	$-	$(56,802)	$(56,802)
Share-based compensation (Note 17)	-	-	-	88,940	88,940
Net loss	-	-	-	(137,046)	(137,046)

Balance as of December 31, 2011	-	-	-	(104,908)	(104,908)
Acquisition of CFO East Win (Note3)	-	871,960	-	-	871,960
Share-based compensation (Note 15)	-	-	-	89,256	89,256
Net loss	-	(183,898)	-	78,958	(104,940)

Balance as of December 31, 2012	-	688,062	-	63,306	751,368

Acquisition of CFO Tahoe (Note3)	9,508,295			-	9,508,295
Acquisition of Champion Connection (Note3)		1,760,861	938,112	-	2,698,973
Acquisition of Nontrolling interests of CFO East Win	-	586,954	-	-	586,954
Changes in ownership of subsidiaries		289,656	(1,068,471)	-	(778,815)
Capital injection from noncontrolling interests	1,405,963	-	-	-	1,405,963
Share-based compensation (Note 15)	-	-	-	74,376	74,376
Net income (loss)	1,056,322	(419,202)	(64,585)	(173,297)	399,238

Balance as of December 31, 2013	$11,970,580	$2,906,331	$(194,944)	$(35,615)	$14,646,352